Restructuring And Other Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring And Other Activities
NOTE 14. RESTRUCTURING AND OTHER ACTIVITIES
Restructuring activities are essential to reflect the business operating model for GE HealthCare as a stand-alone company and mostly involve workforce reductions, organizational realignments, and revisions to our real estate footprint. Specifically, restructuring and other charges primarily include facility exit costs, employee-related termination benefits associated with workforce reductions, asset write-downs, and cease-use
costs. For segment reporting, restructuring, and other activities are not allocated.
As a result of committed restructuring initiatives, we recorded expenses of $12 million for both the three months ended March 31, 2023 and 2022. These restructuring initiatives are expected to result in additional expenses of approximately $71 million, to be incurred primarily in 2023, substantially related to employee-related termination benefits and facility exit costs. Restructuring expenses are recognized within Cost of products, Cost of services, or Selling, general, and administrative
 (“SG&A”),
as appropriate, in the Condensed Consolidated and Combined Statements of Income.
Restructuring and Other Activities

	For the three months ended March 31
	2023	2022
Employee termination costs	$10	$9
Facility and other exit costs	1	3
Asset write-downs	1	—

Total restructuring and other activities	$12	$12

In connection with the
Spin-Off,
GE transferred employee termination obligations for services already rendered of $31 million to GE HealthCare. Liabilities related to restructuring are recognized within All other current liabilities and All other liabilities in the Condensed Consolidated and Combined Statements of Financial Position and totaled $99 million and $75 million as of March 31, 2023 and December 31, 2022, respectively.

NOTE 15. RESTRUCTURING AND OTHER ACTIVITIES
In 2022, we initiated restructuring activities to reflect the business operating model for GE HealthCare as a stand-alone company mostly involving workforce reductions, organizational realignments, and revisions to our real estate footprint. Specifically, restructuring and other charges primarily include facility exit costs, employee-related termination benefits associated with workforce reductions, asset write-downs, and cease-use
costs. For segment reporting, restructuring and other activities are not allocated.
As a result of restructuring initiatives, we recorded expenses of $146 million, $155 million, and $134 million for the years ended December 31, 2022, 2021, and 2020, respectively. These restructuring initiatives are expected to result in additional expenses of approximately $82 million, to be incurred primarily in 2023, substantially related to employee-related separation and facility exit costs. Restructuring expenses are recognized within Cost of products, Cost of services, or Selling, general, and administrative, as appropriate, in the Combined Statements of Income.
Restructuring and Other Activities

	For the years ended December 31
	2022	2021	2020
Employee termination costs	$74	$127	$108
Facility and other exit costs	46	20	11
Asset write-downs	26	8	15

Total restructuring and other activities	$146	$155	$134

In connection with the Separation, GE transferred employee termination costs for services already rendered of $31 million to GE HealthCare. These amounts are not included in the Combined Statements of Financial Position as of December 31, 2022.
Liabilities related to restructuring are recognized within All other current liabilities and All other liabilities in the Combined Statements of Financial Position and totaled $75 million and $58 million as of December 31, 2022 and 2021, respectively.